Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2024
Regulatory Matters
Schedule of company's and bank's actual capital amounts and ratios

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

	(Dollars in thousands)
As of December 31, 2024
Total Capital (to Risk-Weighted Assets)
Unified	$82,208	13.8%	$47,635	8.0%	$59,544	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Unified	$78,182	13.1%	$26,795	4.5%	$38,703	6.5%

Tier I Capital (to Risk-Weighted Assets)
Unified	$78,182	13.1%	$35,726	6.0%	$47,635	8.0%

Tier I Capital (to Average Assets)
Unified	$78,182	9.6%	$32,731	4.0%	$40,913	5.0%

As of December 31, 2023
Total Capital (to Risk-Weighted Assets)
Unified	$81,811	13.9%	$46,975	8.0%	$58,719	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Unified	$77,893	13.3%	$26,424	4.5%	$38,167	6.5%

Tier I Capital (to Risk-Weighted Assets)
Unified	$77,893	13.3%	$35,302	6.0%	$46,975	8.0%

Tier I Capital (to Average Assets)
Unified	$77,893	9.7%	$32,302	4.0%	$40,378	5.0%